Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014 Level 3 Auction rate securities AAA credit rating United States Government guarantee	Mar. 31, 2013 Fair value on a nonrecurring basis Level 1
Fair Value, Measurement Inputs, Disclosure [Line Items]
Subsidiary's auction rate securities holdings, percentage guaranteed by the United States Government (in percentage)	95.00%
Certain investments in affiliates which have quoted market values at fair value on nonrecurring basis due to recognition of impairment loss (note 6)		¥ 68,778